Issuances of Common Shares and Warrants (Detail Narrative) - USD ($)											1 Months Ended					9 Months Ended		12 Months Ended
	May 15, 2025	Jan. 13, 2025	Jan. 07, 2025	Dec. 09, 2024	Oct. 16, 2024	Oct. 08, 2024	Oct. 01, 2024	Mar. 15, 2024	Oct. 03, 2023	May 11, 2023	Apr. 28, 2025	Feb. 28, 2025	Nov. 27, 2024	Apr. 30, 2024	Feb. 16, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Number of shares granted								200,000										696,500	69,600
Gross proceeds						$ 25,359
Proceeds from issuance of common stock																$ 6,046,163	$ 4,208,731	$ 4,208,731	$ 1,589,731
Agreed to cancelled, share purchase warrants																3,311,687
Description of incentives plan																The Company established an Equity Incentive Plan whereby our Board, pursuant to shareholder approved amendments, may grant up to 1,745,259 stock options, restricted stock awards or restricted stock units to directors, officers, employees, and consultants with such number being increased to up to 10% of the issued share capital at the end of each calendar year, at the discretion of the board, pursuant to an evergreen formula		The Company established an Equity Incentive Plan whereby our Board, pursuant to shareholder approved amendments, may grant up to 1,037,544 stock options to directors, officers, employees, and consultants with such number being increased to up to 10% of the issued share capital at the end of each calendar year, at the discretion of the board, pursuant to an evergreen formula
Number of shares issued																19,559,179		15,810,205	8,091,650
Common stock shares sold						8,402													114,456
Stock based compensation expense																$ 736,770	$ 395,726
Non-vested stock options																		39,117
Sale price per share																			$ 0.95
Sale of common shares																			34,652
Warrants expired																		300,000
Net proceeds from offering																			$ 125,122
On October 16, 2024 [Member]
Gross proceeds					$ 5,000,000.0
Net proceeds					$ 4,500,000
Agreed to cancelled, share purchase warrants					2,917,032
Description of warrant issuance					We also issued the placement agent warrants to purchase up to 57,190, for a period of five years from the date of issuance shares at an exercise price of $3.825 per share
Issued share purchase warrants					4,551,019
Purchase common stock shares					4,551,019
Common stock shares sold					1,633,987
Common stock price per share					$ 3.06
Purchase price					3.06
Exercise price					$ 4.75
Scientific Advisory Board And Consultant [Member]
Number of shares granted		50,000
Exercise price		$ 2.07
Weighted average remaining contractual life		5 years
Scientific Advisory Board [Member]
Number of shares granted				10,000
Exercise price				$ 2.42
Weighted average remaining contractual life				5 years
Two employees [Member]
Number of shares granted							62,000
Exercise price							$ 3.17
Weighted average remaining contractual life							5 years
two Scientific Advisor Board [Member]
Number of shares granted													20,000
Exercise price													$ 2.10
Weighted average remaining contractual life													5 years
Directors Officers And Employees [Member]
Number of shares granted	444,500
Exercise price	$ 1.04
Weighted average remaining contractual life	5 years
Stock Options
Number of shares granted																586,500		696,500
Exercise price																$ 1.41		$ 2.91
Exercise price repriced																$ 3.46
Non-vested stock options																203,546
Unrecognized non-cash stock-based compensation expense																$ 498,642
Weighted average remaining contractual life																1 year 4 months 28 days
Placement Agent [Member]
Proceeds to direct offering																		$ 3,000,000
Common shares to be purchase																		54,546
Exercise price																		$ 2.8875
Securities Purchase Agreement Other [Member]
Warrants exercised																		1,618,330
Proceeds from issuance of common stock														$ 4,407,444				$ 73
Proceed from issuance of common stock additional														364,629
Placement agent fees and other offering expenses														$ 209,796
Common shares to be purchase																		1,618,330
Purchase of Pre-funded warrants																		729,058
Offering price																		$ 0.97
Exercise price														$ 5.9375				$ 0.97
Purchase of common stock														2,917,032				889,272
Net proceeds																		$ 1,250,000
New unregistered purchase of common stock														2,917,032
New unregistered purchase of common stock consideration price														$ 0.125
Securities Purchase Agreement [Member]
Warrants exercised																		1,298,702
Pre-funded warrants exercised																		113,702
Proceeds from issuance of common stock									$ 1,569,780	$ 1,541,137					$ 2,837,664
Proceeds from pre-funded warrants																		$ 11
Stock issued during period, shares									$ 1,618,330	$ 1,622,250					$ 1,298,702
Common shares to be purchase															1,444,741			1,558,443
Purchase of Pre-funded warrants																		113,702
Offering price																		$ 2.31
Exercise price									$ 0.97	$ 0.95					$ 2.185			$ 2.185
Securities Purchase Agreement [Member] | On April 28, 2025 [Member]
Gross proceeds											$ 2,000,000.0
Agreed to cancelled, share purchase warrants											70,000
Share issuance costs											$ 300,000
Common stock shares sold											2,000,000
Common stock price per share											$ 1.00
Exercise price											$ 1.25
Securities Purchase Agreement Two [Member]
Proceeds from issuance of common stock									$ 73						$ 11
Exercise price									$ 0.0001						$ 0.0001
Common shares pre-funded warrants issued									729,058						113,702
ATM offering [Member]
Proceeds from issuance of common stock												$ 11,720
Number of shares issued												6,585
Deferred offering costs												$ 94,000
ATM offering [Member] | On October 2024 [Member]
Gross proceeds					$ 26,146
Common stock shares sold					8,402
ATM share issuance costs					$ 144,812
Incentive Equity Plan [Member]
Restricted stock granted during period			100,000
Fair value of restricted stock granted during period			$ 224,000
Fiscal 2023 Activity
Number of Warrants exercisable																			2,106,000
Number of Warrants sold																			2,106,000
Sale price per share																			$ 0.95
Weighted average remaining contractual life																			5 years
Options repricing																			7,500
Net proceeds from offering																			$ 1,600,397